Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 144,773	$ 125,543
Other comprehensive income (loss), net of tax:
Change in derivative instruments designated as cash flow hedges	(15,937)	36,785
Reclassification of (gain) loss on derivative instruments designated as cash flow hedges	(8,013)	(13,212)
Foreign currency translation adjustment	104	(55)
Other comprehensive income (loss), net of tax	(23,846)	23,518
Comprehensive income	120,927	149,061
Dividend on preferred shares	14,744	13,028
Comprehensive income attributable to common shareholder	$ 106,183	$ 136,033